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(NewYorkLife LOGO)
                                        NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue, 10SB
                                        New York, NY 10010
                                        Bus: (212) 576-7558
                                        Fax: (212) 447-0569
                                        E-Mail: charles_a_whites@newyorklife.com

                                        CHARLES A. WHITES, JR.
                                        Assistant General Counsel

                                        April 16, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  New York Life Insurance and Annuity Corporation ("NYLIAC")
          NYLIAC Variable Annuity Separate Account - III and
          NYLIAC Variable Annuity Separate Account IV (the "Registrant(s)"); Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 New York Life Premier Plus Variable Annuity and New York Life Premier Variable Annuity
          File Nos. 811-08904/333-156019

Commissioners:

     Submitted herewith for filing on behalf of the Registrant(s) and its depositor, NYLIAC, is one electronically formatted copy of pre-effective amendment no. 1 to the above-referenced registration statement ("Registration Statement") under the Securities Act (the "Amendment"). The Amendment also constitutes amendment no. 20 to the Registration Statement under the Investment Company Act.

     For convenience, this letter uses the same defined terms used in the prospectus contained in the Registration Statement ("Prospectus").

                             1. PURPOSE OF AMENDMENT

     Registrant is filing the Amendment to:

          - respond to comments of the Commission staff ("staff") on the Registration Statement, which the staff provided to Registrant on February 6, 2009 (the "Comment Letter") and in subsequent discussions;

          - note that the guaranteed maximum charge for the Investment Protection Plan Rider/Annual Death Benefit Reset Rider package is 2.00%;

          - include audited financial statements of NYLIAC and the Registrant in the Registration Statement; and

          - include any exhibits required by Form N-4 that were not previously filed.
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Securities and Exchange Commission
April 16, 2009
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     Registrant represents that the Amendment does not reflect any other material changes to the Registration Statement.

                         2. TIMETABLE FOR EFFECTIVENESS

     It is NYLIAC's intention to begin marketing the New York Life Premier Plus Variable Annuity and the New York Life Premier Variable Annuity on or about July 27, 2009 ("Launch Date"). Accordingly, we would appreciate the Commission staff's efforts in processing the Registration Statement so that it may be declared effective on or before June 10, 2009, to provide enough time to print the prospectuses in advance of the Launch Date.

     At the appropriate time, Registrant or its counsel, Jorden Burt, LLP, will orally request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. Registrant and its principal underwriter, NYLIFE Distributors LLC, have authorized such counsel to state on their behalf that they are aware of their obligations under the Securities Act.

     To facilitate the Commission staff's review of the Amendment, we are sending under separate cover marked copies of the Prospectus and Statement of Additional Information showing all material changes thereto as well as changes responsive to the Comment Letter.

     I look forward to receiving your comments at your earliest convenience. If you have any questions concerning this filing, please contact the undersigned at
(212) 576-7558.

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                                        Very truly yours,


                                        /s/ Charles A. Whites, Jr.

                                        Charles A. Whites, Jr.
                                        Assistant General Counsel

cc:  Mr. Patrick Scott